December 31, 2024

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Re:        BNY Mellon Index Funds, Inc. (the "Registrant")
  BNY Mellon International Stock Index Fund
BNY Mellon S&P 500 Index Fund
BNY Mellon Smallcap Stock Index Fund

1933 Act File No.:  33-31809

1940 Act File No.: 811-05883

CIK No.: 0000857114

Ladies and Gentlemen:

Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended October 31, 2024.

Please direct any questions or comments to the attention of the undersigned at 412-234-1112.

Sincerely yours,

 /s/ Tara L. Raposa
Tara L. Raposa
Paralegal Manager I

Enclosure